BENEFIT PLANS - Weighted Average Asset Allocations (Details)	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Asset allocation	100.00%	100.00%
Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Asset allocation	32.00%	43.00%
Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Asset allocation	66.00%	55.00%
Cash equivalents and other
Defined Benefit Plan Disclosure [Line Items]
Asset allocation	2.00%	2.00%